Statement of compliance (Tables)	12 Months Ended
Jun. 30, 2020
Statement of compliance
Summary of impact of applying IFRS 16

The impact of the adoption of IFRS 16 on the group’s statement of financial position at 1 July 2019 is as follows:

	30 June 2019 Rm	IFRS 16 Impact Rm	1 July 2019 Rm
Assets
Property, plant and equipment	233 549	(7 417)	226 132
Assets under construction	127 764	(71)	127 693
Right of use assets	—	16 045	16 045
Goodwill and other intangible assets	3 357	—	3 357
Equity accounted investments	9 866	—	9 866
Other long-term investments	1 248	—	1 248
Post-retirement benefit assets	1 274	—	1 274
Long-term receivables and prepaid expenses	6 317	(191)	6 126
Long-term financial assets	15	—	15
Deferred tax assets	8 563	—	8 563
Non-current assets	391 953	8 366	400 319

Assets in disposal groups held for sale	2 554	—	2 554
Inventories	29 646	—	29 646
Tax receivable	730	—	730
Trade and other receivables	28 578	(13)	28 565
Short-term financial assets	630	—	630
Cash and cash equivalents	15 877	—	15 877

Current assets	78 015	(13)	78 002

Total assets	469 968	8 353	478 321

Equity and liabilities
Shareholders’ equity	219 910	(290)	219 620
Non-controlling interests	5 885	—	5 885

Total equity	225 795	(290)	225 505

Long-term debt	127 350	(1 005)	126 345
Lease liabilities	7 445	7 933	15 378
Long-term provisions	17 622	—	17 622
Post-retirement benefit obligations	12 708	—	12 708
Long-term deferred income	924	(152)	772
Long-term financial liabilities	1 440	624	2 064
Deferred tax liabilities	27 586	(111)	27 475

Non-current liabilities	195 075	7 289	202 364

Liabilities in disposal groups held for sale	488	—	488
Short-term debt	3 783	1 383	5 166
Short-term provisions	3 289	—	3 289
Tax payable	1 039	—	1 039
Trade and other payables	39 466	(29)	39 437
Short-term deferred income	210	—	210
Short-term financial liabilities	765	—	765
Bank overdraft	58	—	58

Current liabilities	49 098	1 354	50 452

Total equity and liabilities	469 968	8 353	478 321

Schedule of reconciliation of the operating lease commitments and finance lease liabilities recognised to the total lease liability recognised as at initial application of IFRS 16

The following table provides a reconciliation of the operating lease commitments and finance lease liabilities recognised as at 30 June 2019 to the total lease liability recognised on the group balance sheet in accordance with IFRS 16 as at 1 July 2019.

Rm
Operating lease commitments disclosed as at 30 June 2019	24 081
Short-term leases not recognised as a liability	(144)
Low-value leases not recognised as a liability	(18)
Discounting at lessee’s incremental borrowing rate	(11 835)
Discounted operating lease commitments as at 30 June 2019	12 084
Finance lease liabilities recognised as at 30 June 2019	7 770
Contracts reassessed as not being lease contracts	(3 850)
Adjustments as a result of different treatment of extension and termination options	1 408
Other	(305)
Lease liabilities recognised as at 1 July 2019	17 107

Non-current	15 378
Current	1 729